Loans, borrowings and bank overdrafts (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Long - Term Loans and Borrowings
Long-term loans and borrowings

	As at March 31, 2019			As at March 31, 2020
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Interest rate	Final maturity
Unsecured loans
U.S. Dollar (U.S.$)	382		26,395	311		23,478	2.20% - 3.81%	July-21
Canadian Dollar (CAD)	52		2,701	^		25	1.48% - 3.26%	July-21
Indian Rupee (INR)	—		162	—		440	8.29% - 9.35%	March-24
Australian Dollar (AUD)	1		70	1		44	4.65%	January-22
Great British Pound (GBP)	^		31	^		22	2.93%	February-22
Euro (EUR)	^		19	^		13	2.87%	March-23
Brazilian Real (BRL)	^		2	—		—

		₹	29,380		₹	24,022
Obligations under finance leases			2,002

		₹	31,382

Non-current portion of long term loans and borrowings			28,368			4,840
Current portion of long term loans and borrowings			3,014			19,182

^	Value is less than 1

Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes
Cash and non-cash changes in liabilities arising from financing activities:

					Non-cash changes
	April 1, 2018		Cash flow		Assets taken on finance lease		Foreign exchange movements		March 31, 2019
Borrowings from banks	₹	119,689	₹	(26,228)	₹	—	₹	3,518	₹	96,979
Bank overdrafts		3,999		(3,995)		—		—		4
External commercial borrowings		9,777		(10,064)		—		287		—
Obligations under finance leases		3,973		(2,234)		14		249		2,002
Loans from other than bank		821		(352)		—		13		482

	₹	138,259	₹	(42,873)	₹	14	₹	4,067	₹	99,467

					Non-cash changes
	April 1, 2019		Cash flow		IFRS 16 adoption		Additions to lease liabilities		Foreign exchange movements		March 31, 2020
Borrowings from banks	₹	96,979	₹	(26,138)	₹	—	₹	—	₹	6,217	₹	77,058
Bank overdrafts		4		391		—		—		—		395
Obligations under finance leases		2,002		—		(2,002)		—		—		—
Loans from other than bank		482		100		—		—		7		589
Lease Liabilities		—		(6,784)		17,381		7,942		659		19,198

	₹	99,467	₹	(32,431)	₹	15,379	₹	7,942	₹	6,883	₹	97,240

Schedule of Finance Lease Payments
Details of finance lease payables are given below:

	As at March 31, 2019
	Minimum lease payments		Present value of minimum lease payment
Not later than one year	₹	1,555	₹	1,506
Later than one year but not later than five years		506		496

Total minimum lease payments		2,061		2,002
Less: Amounts representing interest		(59)		—

Obligation under finance lease	₹	2,002	₹	2,002
Non-current finance lease payables				496
Current finance lease payables				1,506